Employee Benefit Plans (Unfunded) (Details) - Schedule of Current and Non Current Employee Benefit Plans Obligations - Employee Benefit Plans [Member] - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Current
Gratuity	$ 70,872	$ 93,363
Compensated absences	75,134	83,528
Current Pension and other employee obligations	146,006	176,891
Non current
Gratuity	215,841	248,364
Compensated absences	222,967	152,610
Non current Pension and other employee obligations	$ 438,808	$ 400,974